Loans and Financing - Schedule of Outstanding Balance of Loans and Financing (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Outstanding Balance of Loans and Financing [Line Items]
Total		R$ 5,289	R$ 1,797
Current	R$ 3,598	4,960	1,138
Non-current	R$ 178	R$ 329	669
Loan [Member] | CEF [Member]
Schedule of Outstanding Balance of Loans and Financing [Line Items]
Interest Rate		23.36%
Maturity		2023
Total			78
Loan [Member] | Itaú Bank [Member]
Schedule of Outstanding Balance of Loans and Financing [Line Items]
Interest Rate		1.10%
Maturity		2023
Total			277
Loan [Member] | Santander Bank [Member]
Schedule of Outstanding Balance of Loans and Financing [Line Items]
Interest Rate	23.14%	0.06%
Maturity	2025	2024
Total		R$ 4,254
Loan [Member] | Bradesco Bank [Member]
Schedule of Outstanding Balance of Loans and Financing [Line Items]
Interest Rate	0.96%	12.15%
Maturity	2024	2024
Total		R$ 343	355
Loan [Member] | BNDES [Member]
Schedule of Outstanding Balance of Loans and Financing [Line Items]
Interest Rate		12.27%
Maturity		2024
Total		R$ 692	1,087
Financing [Member]
Schedule of Outstanding Balance of Loans and Financing [Line Items]
Total			10
Current	R$ 3,598	4,960
Non-current	R$ 178	R$ 329
Financing [Member] | BNDES [Member]
Schedule of Outstanding Balance of Loans and Financing [Line Items]
Interest Rate	12.27%
Maturity	2024
Financing [Member] | BNDES - Equipment [Member]
Schedule of Outstanding Balance of Loans and Financing [Line Items]
Interest Rate		1.14%
Maturity		2023
Total			2
Financing [Member] | BNDES - Equipment [Member]
Schedule of Outstanding Balance of Loans and Financing [Line Items]
Interest Rate		1.14%
Maturity		2023
Total			R$ 8